RELATED PARTY DISCLOSURE - Transactions with Related Parties (Details) - SMP - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Purchases from	$ 13,000	$ 17,000
Other transactions with	$ 10,000	$ 11,000